Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events
48. Subsequent events
Play Digital S.A.
On January 8, 2021, the transfer of 26,803,289 common book-entry shares of Play Digital S.A., with a par value of $1 each and entitled to one vote per share, was completed for the benefit of Banco de la Nación Argentina for 30,398, resulting in a gain for the Bank of 3,595. Following the transaction, Banco de la Nación Argentina became a new sponsor in addition to the ones already existing as mentioned in Note 16.
As a result, the Bank’s equity interest in Play Digital S.A. went from 13.001% to 10.762%.
As a result of the General Ordinary and Extraordinary Shareholders’ Meeting held on December 15, 2020, the Bank made a new contribution on February 26, 2021 for the subscription of 17,410,778 common shares entitled to one vote per share, at their par value of $1 each. Therefore, the Bank maintains a 10.762% equity interest in the company.
Change in business model
Since January 1, 2021, there was a change in the Entity’s business model associated with the holdings of fixed income instruments with a remaining maturity of over 90 days at the time of acquisition and which, as provided for by the Central Bank, are allowed to be used to meet minimum cash or reserve requirements.
Previously, these securities were considered under the held to collect and sell business model and measured at fair value through other comprehensive income, based on the management’s object to hold these financial instruments to meet minimum cash requirements as well as to sell them considering that the BCRA requirement would be temporary given the economic situation.
During the year 2020 the BCRA extended the requirement to maintain these instruments in order to meet cash reserves, leading management to reassess the business model for those assets.
As mentioned in the first paragraph, fixed income instruments, regardless of their form of adjustment, issued by the federal, provincial or municipal government or by the BCRA (monetary regulation instruments) will be considered under the held to collect business model and measured consequently, at amortized cost
.
BBVA Consolidar Seguros S.A.’s change of name
On January 5, 2021, the Argentine Supervisory Board of Companies (IGJ) approved the change of name of BBVA Consolidar Seguros S.A. to BBVA Seguros Argentina S.A.
Proposal for future distributions of earnings
On March 9, 2021, the Board of Directors proposed to submit to the consideration of the next Ordinary and Extraordinary Shareholders’ Meeting, to be held on April 20, 2021, a distribution of cash dividends in the amount of 7,000,000, subject to the prior authorization of the BCRA.